                                   UAM FUNDS
                      Funds for the Informed Investor/sm/

                          ICM Small Company Portfolio
                          Institutional Class Shares
                       Supplement dated December 3, 2001
                    to the Prospectus dated March 1, 2001,
                         As Supplemented June 15, 2001

The section entitled "Investment Management--Investment Adviser" is hereby replaced with the following two paragraphs:

Effective November 30, 2001, Investment Counselors of Maryland, LLC, (the "Adviser"), a Delaware limited liability company at 803 Cathedral Street, Baltimore, Maryland 21201, is the fund's investment adviser. The Adviser manages and supervises the investment of the fund's assets on a discretionary basis. The Adviser is owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser retains an ownership interest in the Adviser. Despite this transaction, there will be no change in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the fund and the Adviser will continue the business of the Former Adviser.

Together, the Adviser and Former Adviser have provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1972. For its services, the fund paid the Former Adviser and will pay the Adviser a fee of 0.70% of its average net assets.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  [LOGO OF UAM]

                                   UAM FUNDS
                      Funds for the Informed Investor/sm/

                          ICM Small Company Portfolio
                       Supplement dated December 3, 2001
        to the Statement of Additional Information dated March 1, 2001
                         As Supplemented June 15, 2001

The first two paragraphs in the section titled "Investment Advisory and Other Services--Investment Adviser" are hereby deleted and replaced by the following:

Investment Counselors of Maryland, LLC, (the "Adviser"), a Delaware limited liability company located at 803 Cathedral Street, Baltimore, Maryland 21201, is the Fund's investment adviser. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The Adviser and its predecessor, Investment Counselors of Maryland, Inc. (the "Former Adviser"), have provided investment management services to corporations, foundations, endowments, pensions and profit sharing plans, trusts, estates and other institutions and individuals since 1972. The Adviser is owned in part by the Former Adviser and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser retains an ownership interest in the Adviser.

The section titled "Investment Adviser--Advisory Fees" is hereby replaced with the following:

For its services, the Fund pays the Adviser a fee calculated at an annual rate of 0.70% of its average daily net assets. For the last three fiscal years, the Fund paid the following in management fees to the Former Adviser:

                                                      Investment Advisory Fees
                                                       Paid by The ICM Small
Fiscal Year                                              Company Portfolio
------------------------------------------------------------------------------
   2000                                                      $3,658,550
------------------------------------------------------------------------------
   1999                                                      $4,391,761
------------------------------------------------------------------------------
   1998                                                      $4,163,155

The section titled "Shareholder Servicing Arrangements" is hereby deleted and replaced with the following:

The Adviser may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund. The Adviser may make such payments out of its revenues, its profits or any other sources available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may also compensate affiliated companies for referring investors to the Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  [LOGO OF UAM]

                                       2